Summary of Activity under Stock Option Plans (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Kyocera International Inc USD ($) Year	Mar. 31, 2012 Kyocera International Inc JPY (¥)	Mar. 31, 2012 AVX Corporation USD ($) Year	Mar. 31, 2012 AVX Corporation JPY (¥)	Mar. 31, 2011 AVX Corporation JPY (¥)	Mar. 31, 2010 AVX Corporation JPY (¥)
Number of Options
Outstanding at March 31, 2011	297	297	3,955	3,955
Granted			530	530
Exercised			(84)	(84)
Expired and cancelled	(28)	(28)	(57)	(57)
Outstanding at March 31, 2012	269	269	4,344	4,344
Exercisable at March 31, 2012	269	269	3,043	3,043
Weighted Average Exercise Price
Outstanding at March 31, 2011	$ 2.25		$ 14.08
Granted			$ 14.54
Exercised			$ 11.80
Expired and cancelled	$ 2.77		$ 19.43
Outstanding at March 31, 2012	$ 2.20		$ 14.12
Exercisable at March 31, 2012	$ 2.20		$ 14.49
Weighted Average Contractual Life Remaining (years)
Outstanding at March 31, 2012	2.46	2.46	5.06	5.06
Exercisable at March 31, 2012	2.46	2.46	3.69	3.69
Aggregate Intrinsic Value
Exercised				¥ 24	¥ 149	¥ 2
Granted
Outstanding at March 31, 2012				241
Exercisable at March 31, 2012				¥ 167